Capital - Additional Information (Detail)	1 Months Ended		7 Months Ended	12 Months Ended
	Feb. 28, 2026 USD ($) shares	Oct. 31, 2025 USD ($) shares	May 31, 2024 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 $ / shares
Disclosure Of Share Capital [Line Items]
Number of common shares redeemed				6,000,000	4,100,000
Excise taxes payable | $				$ 16,000,000
Redemption price of shares | $ / shares						$ 25
Share repurchases | $				$ 1,000,000,000	$ 639,000,000
Series ii cumulative redeemable preference share capital [Member]
Disclosure Of Share Capital [Line Items]
Number of shares authorized				6,000,000	6,000,000
Dividend payable rate percentage				70.00%
NCIB [member]
Disclosure Of Share Capital [Line Items]
Number of common shares redeemed		6,000,000		6,000,000
Common shares repurchased, maximum value | $		$ 1,000,000,000
NCIB [member] | Share Repurchases Transactions [Member]
Disclosure Of Share Capital [Line Items]
Common shares repurchased, maximum value | $	$ 600,000,000
Potential repurchase of common shares	16,000,000
Share Repurchase Program [Member]
Disclosure Of Share Capital [Line Items]
Number of common shares redeemed			4,100,000
Repurchased common shares			6,700,000
Share repurchases | $			$ 1,000,000,000